Capital stock and capital surplus_Details of capital surplus (Details) $ in Thousands, ₩ in Millions	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Miscellaneous equity [Abstract]
Capital in excess of par value	₩ 269,533		₩ 269,533
Other capital surplus	16,352		16,347
Total	₩ 285,885	$ 257,137	₩ 285,880